Assets under management - Change (Details 2) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in Assets under management
Assets under management at beginning of period	SFr 1,336.8	SFr 1,368.3
Net new assets/(net asset outflows)	80.3	53.2
Market movements, interest, dividends and foreign exchange	107.4	(67.7)
of which market movements, interest and dividends	127.1	(54.4)
of which foreign exchange	(19.7)	(13.3)
Other effects	(23.8)	(17.0)
Assets under management at end of period	SFr 1,500.7	SFr 1,336.8